Schedule of Investments
September 30, 2022 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 56.5%

Communication Services - 2.5%
Alphabet Inc (2)	97,988	9,421,546
Comcast Corp	40,249	1,180,503
Entravision Communications Corp	1,883	7,476
IDT Corp (2)	16,073	399,093
Liberty TripAdvisor Holdings Inc (2)	8,364	9,117
Lions Gate Entertainment Corp (2)	688	4,782
Meta Platforms Inc (2)	20,200	2,740,736
Netflix Inc (2)	971	228,612
Telephone and Data Systems Inc	3,121	43,382
T-Mobile US Inc (2)	7,605	1,020,363
Verizon Communications Inc	802	30,452

		15,086,062

Consumer Discretionary - 6.3%
Amazon.com Inc (2)	32,642	3,688,546
AutoZone Inc (2)	559	1,197,339
Best Buy Co Inc	2,665	168,801
Booking Holdings Inc (2)	2,667	4,382,441
BorgWarner Inc	21,694	681,192
Buckle Inc/The	829	26,246
Burlington Stores Inc (2)	2,613	292,369
Cavco Industries Inc (2)	65	13,374
Dana Inc	3,684	42,108
Domino's Pizza Inc	20	6,204
Ford Motor Co	44,772	501,446
Frontdoor Inc (2)	3,825	77,992
Garmin Ltd	4,272	343,084
General Motors Co	50,717	1,627,509
Gentex Corp	281	6,699
Genuine Parts Co	94	14,036
Goodyear Tire & Rubber Co/The (2)	5,101	51,469
Grand Canyon Education Inc (2)	15,053	1,238,109
H&R Block Inc	9,383	399,153
Home Depot Inc/The	16,991	4,688,497
La-Z-Boy Inc	443	9,999
Lear Corp	55	6,583
Lennar Corp	1,968	146,714
LKQ Corp	8,172	385,310
Lowe's Cos Inc	3,461	650,010
Lululemon Athletica Inc (2)	10,179	2,845,641
M/I Homes Inc (2)	16,275	589,643
Macy's Inc	90,962	1,425,375
Malibu Boats Inc (2)	390	18,716
MasterCraft Boat Holdings Inc (2)	713	13,440
NVR Inc (2)	81	322,953
ONE Group Hospitality Inc/The (2)	3,356	22,284
O'Reilly Automotive Inc (2)	2,548	1,792,136
Oxford Industries Inc	116	10,414
Patrick Industries Inc	378	16,572
PulteGroup Inc	173	6,488
Qurate Retail Inc	7,934	15,947
Ross Stores Inc	162	13,652
Skechers USA Inc (2)	6,160	195,395
Skyline Champion Corp (2)	24,031	1,270,519
Smith & Wesson Brands Inc	9,961	103,296

Sonos Inc (2)	49,528	688,439
Starbucks Corp	35,118	2,959,043
Strategic Education Inc	116	7,124
Tapestry Inc	6,717	190,964
Target Corp	3,120	462,977
Tesla Inc (2)	3,688	978,242
TJX Cos Inc/The	2,763	171,638
Town Sports International Holdings Inc (2)	4,613	1
Tractor Supply Co	2,478	460,611
TravelCenters of America Inc (2)	138	7,442
Tupperware Brands Corp (2)	7,472	48,942
Ulta Beauty Inc (2)	4,442	1,782,086
Universal Electronics Inc (2)	328	6,452
Whirlpool Corp	5,236	705,865
Yum! Brands Inc	8,624	917,076

		38,694,603

Consumer Staples - 2.5%
Albertsons Cos Inc	22,373	556,193
Altria Group Inc	167	6,743
Archer-Daniels-Midland Co	26,252	2,111,973
Bunge Ltd	11,407	941,876
Coca-Cola Consolidated Inc	16	6,588
Costco Wholesale Corp	15,481	7,311,212
Flowers Foods Inc	1,313	32,418
General Mills Inc	19,963	1,529,365
Hostess Brands Inc (2)	316	7,344
Ingles Markets Inc	204	16,159
Ingredion Inc	3,637	292,851
John B Sanfilippo & Son Inc	102	7,724
Keurig Dr Pepper Inc	192	6,877
Kimberly-Clark Corp	146	16,431
Kraft Heinz Co/The	304	10,138
Kroger Co/The	718	31,413
Lamb Weston Holdings Inc	92	7,119
Molson Coors Beverage Co	2,574	123,526
Mondelez International Inc	3,479	190,754
PepsiCo Inc	149	24,326
Tyson Foods Inc	16,597	1,094,240
Walmart Inc	6,994	907,122

		15,232,392

Energy - 4.1%
Alto Ingredients Inc (2)	1,605	5,842
Antero Midstream Corp	784	7,197
Antero Resources Corp (2)	285	8,701
APA Corp	8,868	303,197
Arch Resources Inc	194	23,008
Baker Hughes Co	297	6,225
Berry Corp	2,368	17,760
Brigham Minerals Inc	401	9,893
Bristow Group Inc (2)	2,574	60,463
California Resources Corp	2,814	108,142
Callon Petroleum Co (2)	183	6,407
Centrus Energy Corp (2)	4,759	195,024
ChampionX Corp	337	6,595
Cheniere Energy Inc	9,158	1,519,404
Chevron Corp	38,634	5,550,547
Chord Energy Corp	145	19,832
Civitas Resources Inc	885	50,790
Comstock Resources Inc (2)	433	7,487
ConocoPhillips	7,175	734,290
Continental Resources Inc/OK	617	41,222
Coterra Energy Inc	886	23,142
CVR Energy Inc	470	13,621
Delek US Holdings Inc	915	24,833
Denbury Inc (2)	394	33,986
Devon Energy Corp	3,561	214,123

Diamondback Energy Inc	2,875	346,323
Dorian LPG Ltd	270	3,664
DT Midstream Inc	6,889	357,470
EOG Resources Inc	6,145	686,581
EQT Corp	6,528	266,016
Exxon Mobil Corp	46,237	4,036,952
FLEX LNG Ltd	470	14,885
Golar LNG Ltd (2)	687	17,120
Gulfport Energy Corp (2)	44	3,885
Halliburton Co	311	7,657
Hess Corp	2,372	258,524
HF Sinclair Corp	1,793	96,535
International Seaways Inc	155	5,445
Kinder Morgan Inc	1,272	21,166
Kinetik Holdings Inc	209	6,809
Laredo Petroleum Inc (2)	429	26,963
Magnolia Oil & Gas Corp	936	18,542
Marathon Oil Corp	337	7,609
Marathon Petroleum Corp	36,830	3,658,324
Matador Resources Co	2,210	108,113
Murphy Oil Corp	425	14,947
Nine Energy Service Inc (2)	6,330	16,711
Northern Oil and Gas Inc	388	10,635
Occidental Petroleum Corp	4,118	253,051
ONEOK Inc	21,792	1,116,622
Ovintiv Inc	6,142	282,532
Par Pacific Holdings Inc (2)	624	10,240
PBF Energy Inc (2)	325	11,427
PDC Energy Inc	1,381	79,808
Peabody Energy Corp (2)	502	12,460
Phillips 66	11,412	921,177
Pioneer Natural Resources Co	1,969	426,348
ProPetro Holding Corp (2)	746	6,005
Range Resources Corp	807	20,385
Ranger Oil Corp	212	6,667
REX American Resources Corp (2)	273	7,622
SandRidge Energy Inc (2)	406	6,622
Schlumberger NV	23,934	859,231
Scorpio Tankers Inc	404	16,984
SilverBow Resources Inc (2)	348	9,354
SM Energy Co	1,662	62,508
Talos Energy Inc (2)	684	11,389
Targa Resources Corp	7,937	478,919
Teekay Corp (2)	3,592	12,895
Valero Energy Corp	11,007	1,176,098
Williams Cos Inc/The	1,636	46,839
World Fuel Services Corp	2,737	64,155

		24,881,945

Financials - 7.7%
Aflac Inc	7,091	398,514
Ally Financial Inc	18,783	522,731
Amalgamated Financial Corp	999	22,527
American Equity Investment Life Holding Co	12,152	453,148
American Express Co	10,108	1,363,670
American Financial Group Inc/OH	2,488	305,850
American International Group Inc	60,322	2,864,089
Aon PLC	14	3,750
Axis Capital Holdings Ltd	380	18,677
Bank of New York Mellon Corp/The	25,895	997,475
Bank OZK	172	6,804
Berkshire Hathaway Inc (2)	76,226	20,353,867
Cadence Bank	299	7,598
Capital One Financial Corp	5,918	545,462
Central Pacific Financial Corp	513	10,614
Charles Schwab Corp/The	38,972	2,800,918
Chubb Ltd	3,213	584,380
East West Bancorp Inc	8,638	579,955
Enact Holdings Inc	311	6,895

Erie Indemnity Co	36	8,003
Essent Group Ltd	12,746	444,453
Evercore Inc	239	19,658
FB Financial Corp	1,469	56,130
Fidelity National Financial Inc	24,594	890,303
Fifth Third Bancorp	313	10,003
Flagstar Bancorp Inc	196	6,546
Flushing Financial Corp	351	6,799
Hartford Financial Services Group Inc/The	5,375	332,928
Heartland Financial USA Inc	253	10,970
International Bancshares Corp	355	15,088
Loews Corp	135	6,728
Marsh & McLennan Cos Inc	25,705	3,837,499
Medley Management Inc (2)(6)	235	0
Midland States Bancorp Inc	290	6,835
Moelis & Co	4,017	135,815
Mr Cooper Group Inc (2)	1,315	53,258
NMI Holdings Inc (2)	2,231	45,445
Northern Trust Corp	2,744	234,777
OFG Bancorp	257	6,458
Old Republic International Corp	3,296	68,985
Pathward Financial Inc	5,742	189,256
Radian Group Inc	684	13,194
Regions Financial Corp	32,776	657,814
Reinsurance Group of America Inc	2,930	368,623
Rithm Capital Corp	687	5,029
State Street Corp	6,903	419,771
Stewart Information Services Corp	15,389	671,576
Synchrony Financial	12,753	359,507
W R Berkley Corp	4,143	267,555
Walker & Dunlop Inc	5,956	498,696
Waterstone Financial Inc	418	6,755
Willis Towers Watson PLC	27,108	5,447,082
Zions Bancorp NA	3,389	172,365

		47,120,828

Healthcare - 11.2%
Abbott Laboratories	4,657	450,611
AbbVie Inc	36,890	4,951,007
Agilent Technologies Inc	61	7,415
Align Technology Inc (2)	4,381	907,349
AmerisourceBergen Corp	1,463	197,988
Amgen Inc	24,152	5,443,861
Assertio Holdings Inc (2)	3,562	8,086
Avalo Therapeutics Inc (2)	1,444	4,794
Biogen Inc (2)	3,210	857,070
Bristol-Myers Squibb Co	45,396	3,227,202
Cardinal Health Inc	36,184	2,412,749
CareDx Inc (2)	496	8,442
Catalent Inc (2)	12,648	915,209
Centene Corp (2)	5,873	456,978
Chemed Corp	33	14,406
Cigna Corp	6,466	1,794,121
CVS Health Corp	3,867	368,796
Dexcom Inc (2)	2,096	168,812
Elevance Health Inc	1,606	729,509
Eli Lilly & Co	12,745	4,121,096
Embecta Corp	376	10,825
Emergent BioSolutions Inc (2)	719	15,092
Enhabit Inc (2)	1,243	17,452
Ensign Group Inc/The	44	3,498
Exact Sciences Corp (2)	5,624	182,724
Fulgent Genetics Inc (2)	17,065	650,518
Galectin Therapeutics Inc (2)	3,817	6,222
Genprex Inc (2)	4,483	6,321
Gilead Sciences Inc	45,372	2,798,999
Horizon Therapeutics Plc (2)	60	3,713
Humana Inc	1,599	775,819
IDEXX Laboratories Inc (2)	307	100,021

ImmunityBio Inc (2)	23,971	119,136
Johnson & Johnson	64,928	10,606,638
Joint Corp/The (2)	424	6,661
Laboratory Corp of America Holdings	307	62,877
McKesson Corp	9,025	3,067,327
Merck & Co Inc	49,592	4,270,863
Moderna Inc (2)	17,439	2,062,162
Molina Healthcare Inc (2)	121	39,911
Natera Inc (2)	197	8,633
Neurocrine Biosciences Inc (2)	1,980	210,296
Organon & Co	226	5,288
Orthofix Medical Inc (2)	304	5,809
Perrigo Co PLC	195	6,954
Pfizer Inc	62,933	2,753,948
Quest Diagnostics Inc	1,329	163,055
QuidelOrtho Corp (2)	3,798	271,481
RadNet Inc (2)	1,431	29,121
Regeneron Pharmaceuticals Inc (2)	2,553	1,758,685
SIGA Technologies Inc	698	7,189
Tenet Healthcare Corp (2)	119	6,138
Twist Bioscience Corp (2)	185	6,519
United Therapeutics Corp (2)	17	3,559
UnitedHealth Group Inc	12,625	6,376,130
Universal Health Services Inc	485	42,767
Veracyte Inc (2)	51,774	859,448
Vertex Pharmaceuticals Inc (2)	5,061	1,465,362
Viatris Inc	29,587	252,081
Vir Biotechnology Inc (2)	1,027	19,801
West Pharmaceutical Services Inc	4,502	1,107,852
Zimmer Biomet Holdings Inc	1,864	194,881
Zoetis Inc	7,412	1,099,125

		68,506,402

Industrials - 6.1%
AECOM	208	14,221
AeroVironment Inc (2)	81	6,752
AGCO Corp	1,067	102,613
AMETEK Inc	395	44,797
Applied Industrial Technologies Inc	38	3,906
Argan Inc	752	24,192
Atkore Inc (2)	9,917	771,642
BlueLinx Holdings Inc (2)	877	54,462
Boise Cascade Co	10,913	648,887
Brady Corp	251	10,474
Builders FirstSource Inc (2)	23,270	1,371,068
BWX Technologies Inc	138	6,951
Cintas Corp	506	196,424
Copart Inc (2)	75,466	8,029,582
Costamare Inc	524	4,690
CoStar Group Inc (2)	36,946	2,573,289
Dover Corp	30	3,497
Eagle Bulk Shipping Inc	144	6,218
Eaton Corp PLC	79	10,535
EMCOR Group Inc	9,929	1,146,601
Emerson Electric Co	176	12,887
Encore Wire Corp	491	56,730
Expeditors International of Washington Inc	40	3,532
Fastenal Co	151	6,952
Fortune Brands Home & Security Inc	12,973	696,520
Genco Shipping & Trading Ltd	3,389	42,464
General Dynamics Corp	8,701	1,846,091
Graco Inc	333	19,963
H&E Equipment Services Inc	240	6,802
Heidrick & Struggles International Inc	1,275	33,137
Hubbell Inc	5,626	1,254,598
Huntington Ingalls Industries Inc	32	7,088
Karat Packaging Inc (2)	307	4,909
Leidos Holdings Inc	4,095	358,190
Lockheed Martin Corp	15,028	5,805,166

ManpowerGroup Inc	3,714	240,259
Matson Inc	5,111	314,429
McGrath RentCorp	91	7,631
MDU Resources Group Inc	1,519	41,545
MSC Industrial Direct Co Inc	93	6,771
Mueller Industries Inc	5,223	310,455
MYR Group Inc (2)	122	10,337
Northrop Grumman Corp	7,457	3,507,176
nVent Electric PLC	2,601	82,218
Old Dominion Freight Line Inc	15	3,732
Owens Corning	1,147	90,166
PACCAR Inc	3,391	283,793
Primoris Services Corp	908	14,755
Raytheon Technologies Corp	25,913	2,121,238
Regal Rexnord Corp	2,864	401,991
Republic Services Inc	284	38,635
Ryder System Inc	438	33,065
Sensata Technologies Holding PLC	697	25,984
Southwest Airlines Co (2)	19,937	614,857
Sterling Infrastructure Inc (2)	322	6,913
Textron Inc	5,747	334,820
TrueBlue Inc (2)	505	9,635
UFP Industries Inc	498	35,936
United Parcel Service Inc	4,422	714,330
Univar Solutions Inc (2)	845	19,215
Valmont Industries Inc	83	22,295
Verisk Analytics Inc	3,952	673,935
Waste Management Inc	10,639	1,704,474
WW Grainger Inc	1,502	734,763

		37,591,183

Information Technology - 14.4%
Alpha & Omega Semiconductor Ltd (2)	4,795	147,494
Amkor Technology Inc	31,455	536,308
Apple Inc	197,210	27,254,422
Arrow Electronics Inc (2)	9,145	843,078
Avid Technology Inc (2)	1,196	27,819
Avnet Inc	8,301	299,832
Broadcom Inc	49	21,756
Cadence Design Systems Inc (2)	3,208	524,283
Cass Information Systems Inc	217	7,528
Cisco Systems Inc	41,417	1,656,680
Cognizant Technology Solutions Corp	118	6,778
CommVault Systems Inc (2)	209	11,085
Corning Inc	8,463	245,596
Dell Technologies Inc	1,253	42,815
Euronet Worldwide Inc (2)	2,956	223,947
Extreme Networks Inc (2)	554	7,241
Fabrinet (2)	344	32,835
Intel Corp	33,472	862,573
Intuit Inc	8,510	3,296,093
Jabil Inc	57,350	3,309,669
Keysight Technologies Inc (2)	24	3,777
Manhattan Associates Inc (2)	37,400	4,975,322
Mastercard Inc	5,590	1,589,461
Microsoft Corp	114,877	26,754,853
Monolithic Power Systems Inc	3,774	1,371,472
NetScout Systems Inc (2)	351	10,993
Oracle Corp	33,569	2,050,059
QUALCOMM Inc	44,125	4,985,243
Sanmina Corp (2)	315	14,515
Skyworks Solutions Inc	111	9,465
StarTek Inc (2)	2,934	8,802
Synopsys Inc (2)	2,883	880,785
TD SYNNEX Corp	77	6,252
Texas Instruments Inc	30,932	4,787,655
Zoom Video Communications Inc (2)	22,846	1,681,237

		88,487,723

Materials - 1.2%
AdvanSix Inc		1,479	47,476
Air Products and Chemicals Inc		60	13,964
Alcoa Corp		893	30,058
Alpha Metallurgical Resources Inc		230	31,473
Avery Dennison Corp		41	6,671
CF Industries Holdings Inc		1,100	105,875
Chemours Co/The		881	21,717
Clearwater Paper Corp (2)		293	11,017
Dow Inc		18,186	798,911
Eagle Materials Inc		7,275	779,735
Freeport-McMoRan Inc		27,114	741,026
International Paper Co		8,415	266,756
Linde PLC		14	3,774
Louisiana-Pacific Corp		26,749	1,369,281
LyondellBasell Industries NV		16,742	1,260,338
Mosaic Co/The		74	3,576
Newmont Corp		4,613	193,884
Nucor Corp		6,476	692,867
Olin Corp		1,608	68,951
Reliance Steel & Aluminum Co		220	38,370
Ryerson Holding Corp		1,268	32,638
Schnitzer Steel Industries Inc		1,053	29,968
Southern Copper Corp		3,892	174,517
Steel Dynamics Inc		5,798	411,368
Sylvamo Corp		1,718	58,240
Trinseo PLC		2,178	39,901
Tronox Holdings PLC		453	5,549
United States Steel Corp		7,693	139,397
Valvoline Inc		258	6,538
Warrior Met Coal Inc		728	20,704
Westrock Co		757	23,384

			7,427,924

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		13,458	21,398
Spirit MTA REIT Liquidating Trust (2)(6)		9,151	0

			21,398

Utilities - 0.5%
AES Corp/The		6,541	147,827
American States Water Co		111	8,652
American Water Works Co Inc		1,201	156,322
Brookfield Renewable Corp		1,151	37,615
CenterPoint Energy Inc		703	19,811
Clearway Energy Inc		1,377	43,857
FirstEnergy Corp		2,875	106,375
National Fuel Gas Co		2,030	124,947
NorthWestern Corp		136	6,702
NRG Energy Inc		24,850	951,010
UGI Corp		39,108	1,264,363

			2,867,481

Total Common Stocks (United States)	(Cost	$318,349,209)	345,917,941

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		2,612	70,393

Total Preferred Stock (United States)	(Cost	$65,288)	70,393

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		57	0

Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		349	3,106
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		122	2,214
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		128	2,752
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		63	1,316

Total Warrants (United States)	(Cost	$8,512)	9,388

Money Market Registered Investment Companies - 40.1%

Meeder Institutional Prime Money Market Fund, 2.85% (3)		245,642,249	245,593,121

Total Money Market Registered Investment Companies	(Cost	$245,557,042)	245,593,121

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.55%, 10/1/2022 (4)		248,232	248,232
Metro City Bank Deposit Account, 0.05%, 10/1/2022 (4)		248,869	248,869

Total Bank Obligations	(Cost	$497,101)	497,101

Total Investments - 96.7%	(Cost	$564,477,152)	592,087,944

Other Assets less Liabilities - 3.3%			19,913,530

Total Net Assets - 100.0%			612,001,474

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		5,258	59,836
Meeder Dynamic Allocation Fund - Retail Class		13,858	146,479
Meeder Muirfield Fund - Retail Class		9,397	75,552
Meeder Conservative Allocation Fund - Retail Class		1,549	32,095

Total Trustee Deferred Compensation	(Cost	$322,034)	313,962

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(236)	12/16/2022	(52,113,520)	4,900,055
Mini MSCI EAFE Index Futures	492	12/16/2022	40,850,760	(4,330,972)
Mini MSCI Emerging Markets Index Futures	174	12/16/2022	7,582,051	(854,757)
Russell 2000 Mini Index Futures	181	12/16/2022	15,111,690	(1,706,789)
Standard & Poors 500 Mini Futures	(606)	12/16/2022	(109,125,450)	10,137,147

Total Futures Contracts	5		(97,694,469)	8,144,684

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$591,590,843	$8,144,684
Level 2 - Other Significant Observable Inputs	497,101	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$592,087,944	$8,144,684

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.